Goodwill - Key Assumptions Used in Performing Impairment Test, by each CGU (Detail)		Mar. 31, 2023	Mar. 31, 2022
WNS Global BPM [member]
Disclosure of information for cash-generating units [line items]
Discount rate	[1]	14.30%	14.90%
Perpetual growth rate	[1]	4.00%	3.00%
South Africa [member]
Disclosure of information for cash-generating units [line items]
Discount rate		17.00%	15.50%
Perpetual growth rate		3.00%	3.00%
Denali Sourcing Services Inc. [member]
Disclosure of information for cash-generating units [line items]
Discount rate		11.50%	11.70%
Perpetual growth rate		2.50%	2.50%
Research and analytics [member]
Disclosure of information for cash-generating units [line items]
Discount rate		14.30%	14.90%
Perpetual growth rate		4.00%	3.00%
HealthHelp [member]
Disclosure of information for cash-generating units [line items]
Discount rate		11.50%	11.70%
Perpetual growth rate		2.50%	2.50%
Technology services [member]
Disclosure of information for cash-generating units [line items]
Discount rate		11.60%	13.00%
Perpetual growth rate		2.00%	2.00%
Vuram [member]
Disclosure of information for cash-generating units [line items]
Discount rate		13.50%
Perpetual growth rate		3.00%
Insurance [member]
Disclosure of information for cash-generating units [line items]
Discount rate		14.30%
Perpetual growth rate		4.00%
Smart Cube [member]
Disclosure of information for cash-generating units [line items]
Discount rate		12.00%
Perpetual growth rate		3.00%
OptiBuy [member]
Disclosure of information for cash-generating units [line items]
Discount rate		11.60%
Perpetual growth rate		2.50%

[1]	Excludes South Africa, Research and Analytics, Technology services, Denali, HealthHelp, Vuram, The Smart Cube, OptiBuy and Insurance CGUs.